      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 15, 1998
                                                               FILE NO. 2-76990
                                                               FILE NO. 811-3447
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 42       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /
                                AMENDMENT NO. 44              /X/

                            ------------------------

                              SEI TAX EXEMPT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

     Richard W. Grant, Esquire            John H. Grady, Jr., Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     2000 One Logan Square                1800 M Street, N.W.
     Philadelphia, Pennsylvania 19103     Washington, D.C. 20036

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

                            ------------------------

  It is proposed that the filing will become effective (check appropriate box)

   / /     Immediately upon filing pursuant to paragraph (b), or
   / /     On December 31, 1997, pursuant to paragraph (b), or
   / /     60 days after filing pursuant to paragraph (a), or
   /X/     On July 29, 1998 pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SEI TAX EXEMPT TRUST
                        POST-EFFECTIVE AMENDMENT NO. 42
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--ALL FUNDS (EXCEPT TAX FREE PORTFOLIO CLASS D SHARES)

Item 1.      Cover page.......................................  Cover Page
Item 2.      Synopsis.........................................  Annual Operating Expenses
Item 3.      Condensed Financial Information..................                          *
Item 4.      General Description of Registrant................  The Trust; Investment Objective and Policies;
                                                                  General Investment Policies; Investment
                                                                  Limitations; General Information--The Trust
Item 5.      Management of the Fund...........................  The Manager and Shareholder Servicing Agent; The
                                                                  Adviser; General Information--Trustees of the
                                                                  Trust; General Information--Custodian and Wire
                                                                  Agent
Item 5A.     Management's Discussion of Fund Performance......                          *
Item 6.      Capital Stock and Other Securities...............  Taxes; General Information--Voting Rights;
                                                                  General Information--Shareholder Inquiries;
                                                                  General Information-- Dividends; Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART A--TAX FREE PORTFOLIO CLASS D SHARES

Item 1.      Cover page.......................................  Cover Page
Item 2.      Synopsis.........................................  Annual Operating Expenses
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Trust; Investment Objective and Policies;
                                                                  General Investment Policies; Risk Factors;
                                                                  Investment Limitations; General
                                                                  Information--The Trust
Item 5.      Management of the Fund...........................  The Manager and Shareholder Servicing Agent; The
                                                                  Adviser; General Information--Trustees of the
                                                                  Trust; General Information--Custodian and Wire
                                                                  Agent
Item 5A.     Management's Discussion of Fund Performance......                         **

                                      (i)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 6.      Capital Stock and Other Securities...............  Taxes; General Information--Voting Rights,
                                                                  General Information--Shareholder Inquiries;
                                                                  General Information-- Dividends
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--ALL FUNDS

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................                          *
Item 13.     Investment Objectives and Policies...............  The Trust; Description of Permitted Investments;
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  The Manager and Shareholder Servicing Agent;
                                                                  Trustees and Officers of the Trust
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Trust
Item 16.     Investment Advisory and Other Services...........  The Manager and Shareholder Servicing Agent; The
                                                                  Advisers; Experts
Item 17.     Brokerage Allocation and Other Practices.........  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Determination of Net Asset Value; Purchase and
                                                                  Redemption of Shares
Item 20.     Tax Status.......................................  Taxes
Item 21.     Underwriters.....................................  Distribution
Item 22.     Calculation of Performance Data..................  Calculation of Yield and Total Return
Item 23.     Financial Statements.............................                          *

                                     PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

------------------------

 * Not Applicable

** Information required by Item 5A is contained in the 1997 Annual Report to Shareholders

                                      (ii)

SEI TAX EXEMPT TRUST

JULY 31, 1998

--------------------------------------------------------------------------------

MASSACHUSETTS MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.

A Statement of Additional Information dated July 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.

SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's Massachusetts Municipal Bond Fund (the "Portfolio"), a fixed income portfolio.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)      CLASS A
------------------------------------------------------------------------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                               .55%
12b-1 Fees                                                                    None
Total Other Expenses                                                          .05%
  Shareholder Servicing Fees (2)                                        .00%
------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (3)                               .60%
------------------------------------------------------------------------------

(1) SEI INVESTMENTS MANAGEMENT CORPORATION ("SIMC") HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEE, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE VOLUNTARY WAIVERS. SIMC RESERVES THE RIGHT TO TERMINATE THIS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVER, MANAGEMENT/ ADVISORY FEES FOR THE PORTFOLIO WOULD BE .57%.

(2) REFLECTS THE CURRENT LEVEL OF SHAREHOLDER SERVICING FEES. PLEASE SEE "DISTRIBUTION AND SHAREHOLDER SERVICING."

(3) ABSENT THIS WAIVER, TOTAL OPERATING EXPENSES OF THE PORTFOLIO ARE ESTIMATED TO BE .62%.

EXAMPLE
--------------------------------------------------------------------------------

                                                                                                       1 YR.    3 YRS.
                                                                                                      -------   -------
An investor in Class A shares of the Portfolio would pay the following expenses on a $1,000
  investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:         $  6      $ 19
-----------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE TABLE AND THIS EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

THE TRUST
      __________________________________________________________________________

SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A shares of the Trust's Massachusetts Municipal Bond Fund (the "Portfolio"), a non-diversified portfolio. The investment adviser and investment sub-adviser to the Portfolio are referred to collectively as the "advisers." Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The Portfolio's investment objective is to seek as high a level of income exempt from federal and Massachusetts income taxes that can be obtained, as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Portfolio will achieve its investment objective.

                           The Portfolio has a fundamental policy. Under normal
                     conditions, to be fully invested in obligations which produce interest that is exempt from both federal and Massachusetts state income tax (collectively "Municipal Securities"). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alterative minimum tax. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Portfolio can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

                           The Portfolio may purchase the following types of
                     municipal obligations, but only if such securities, at the time of purchase, either have the requested rating or, if not rated, are of comparable quality as determined by Standish, Ayer & Wood, Inc., the Portfolio's investment sub-adviser ("SAW"): (i) municipal bonds rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fixed income Portfolio which become less than the prescribed investment quality will be sold at a time when, in the judgment of SAW, it does not substantially impact the market value of the Portfolio.

                           The Portfolio will typically maintain a
                     dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrant, the Portfolio can maintain an average weighted maturity of less than three years.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     The Portfolio will not invest more than 25% of its assets in Municipal Securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

                           There could be economic, business, or political
                     developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in Municipal Securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested.

                           The Portfolio may invest in variable and floating
                     rate obligations, purchase futures contracts and options, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Portfolio has no present intention to invest in repurchase agreements. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

                           The taxable securities in which the Portfolio may
                     invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities whether or not backed by the full faith and credit of the U.S. Government; instruments of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of such obligations.

                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________
MASSACHUSETTS
RISK FACTORS
                     Under normal conditions, the Portfolio will be fully invested in obligations which produce income exempt from federal income tax and Massachusetts state tax. Accordingly, the Portfolio will have considerable investments in Massachusetts municipal obligations. As a result, the Portfolio will be more susceptible to factors which adversely affect issuers of

                     Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

                           An investment in the Portfolio will be affected by
                     the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Portfolio.
NON-DIVERSIFICATION
                     In addition to the risks described above arising from concentration, investment in the Portfolio, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in Municipal Securities of relatively few issuers could result in greater fluctuation in the total market value of the Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of the Portfolio's total assets.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and certain investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income, and (ii) asset coverage of at least 300% is required.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent and dividend disbursing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .24% of the average daily net assets of the Portfolio. In addition, the Manager has voluntarily agreed to waive a portion of its fees proportionately in order to limit total operating expenses of the Class A shares of the Portfolio to not more than .60% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate its waiver at any time.
THE ADVISER
         _______________________________________________________________________
SEI INVESTMENTS
MANAGEMENT CORPORATION
                     SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 345 portfolios, which investment companies have more than
                     $   billion in assets as of April 30, 1998.

                           SIMC acts as the investment adviser to the Portfolio
                     and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to a separate sub-advisory agreement with SIMC, and under the supervision of the Adviser and the Board of Trustees, the sub-adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluate quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Portfolio's investment objectives, policies and restrictions. SIMC HAS

                     THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

                           For these advisory services, SIMC is entitled to a
                     fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolio's average daily net assets. SIMC pays the sub-advisers out its investment advisory fees.

                           SIMC and the Trust have obtained an exemptive order
                     from the Securities and Exchange Commission ("SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its sub-advisers.
THE SUB-ADVISER
              __________________________________________________________________
STANDISH, AYER & WOOD,
INC.
                     Standish Ayer & Wood, Inc. ("SAW" or the "Sub-Adviser"), serves as Sub-Adviser to the Portfolio. SAW's principal offices are located at One Financial Center, Boston, Massachusetts 02111. SAW which was founded in 1933, is a Subchapter S Corporation organized under the laws of the Commonwealth of Massachusetts that is completely owned by its 22 directors, all of whom are actively engaged in the management of the corporation. SAW has been providing investment management services to institutions and managing municipal securities since 1934. SAW manages assets for pensions, funds, corporate and public, insurance companies; banks; and individuals. Total assets under management as of
                     April 30, 1998 were $   billion.

                           Raymond J. Kubiak, CFA serves as portfolio manager to
                     the Portfolio. Mr. Kubiak has 16 years experience in public finance and is a Vice President and Director of the Sub-Adviser. He has been with SAW since March, 1988.

                           SIMC pays SAW a fee based on a percentage of average
                     the monthly market value of the aggregate assets of the Portfolios of the Trust managed by SAW.

DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.

                           The Portfolio has adopted a shareholder servicing
                     plan for Class A shares (the "Service Plan") under which the Portfolio may pay the Distributor a negotiated shareholder servicing fee at a rate of up to .25% of average daily net assets attributable to Class A shares that are subject to the arrangement. Under the Service Plan, the

                     Distributor may perform, or may compensate other service providers for performing the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options; account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may also execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive usual and customary compensation.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________

                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.

                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment in a Portfolio is $100,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $1,000.

                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.

                           Purchases will be made in full and fractional shares
                     of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each Business Day.

                           If there is no readily ascertainable market value for
                     a security, SEI Management will make a good faith determination as to the "fair value" of the security. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information).

                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Portfolio may advertise yield, tax equivalent yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance.

                           The yield of the Portfolio refers to the annualized
                     income generated by a hypothetical investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. A tax equivalent yield is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The total return of the Portfolio refers to the
                     average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The Portfolio may quote various measures of
                     volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder.

MASSACHUSETTS INCOME
TAXES
                     The Portfolio is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company under the Code.

                           Under current law, as long as the Portfolio qualifies
                     as a regulated investment company under the Code, distributions from the Portfolio which qualify as exempt-interest dividends for Federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on tax-exempt municipal bonds of Massachusetts and certain other tax-exempt obligations and are properly designated as such to shareholders. In addition, as long as the Portfolio qualifies as a regulated investment company under the Code, distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, issued pursuant to legislation which specifically exempts such gain from Massachusetts personal income taxation, and are properly designated as such to shareholders.

                           State and local tax consequences in other states may
                     differ from the federal income tax consequences and Massachusetts tax consequences described above. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in the Portfolio.

GENERAL INFORMATION
         _______________________________________________________________________

THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Ohio Tax Free Fund, New Jersey Municipal Bond Fund, California Municipal Bond Fund, Pennsylvania Municipal Portfolio, New York Municipal Bond Fund, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.
DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is declared daily and paid monthly as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.

                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:

FUTURES AND OPTIONS ON
FUTURES
                     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

                           An index futures contract is a bilateral agreement
                     pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

                           In order to avoid leveraging and related risks, when
                     a Portfolio invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

                           A Portfolio may enter into futures contracts and
                     options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets.

                           There are risks associated with these activities,
                     including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS
                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.
U.S. GOVERNMENT
OBLIGATIONS
                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government, and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
The Trust.................................................................     3
Investment Objective and Policies.........................................     3
General Investment Policies...............................................     4
Risk Factors..............................................................     4
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     6
The Sub-Adviser...........................................................     7
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    13

SEI TAX EXEMPT TRUST
JULY 31, 1998

--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.
A Statement of Additional Information dated July 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.

SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's New Jersey Municipal Bond Fund (the "Portfolio"), a fixed income portfolio.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)      CLASS A
------------------------------------------------------------------------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                               .55%
12b-1 Fees                                                                    None
Total Other Expenses                                                          .05%
  Shareholder Servicing Fees (2)                                        .00%
------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (3)                               .60%
------------------------------------------------------------------------------

(1) SEI INVESTMENTS MANAGEMENT CORPORATION ("SIMC") HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEE, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE VOLUNTARY WAIVERS. SIMC RESERVES THE RIGHT TO TERMINATE THIS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVER, MANAGEMENT/ ADVISORY FEES FOR THE PORTFOLIO WOULD BE .57%.
(2) REFLECTS THE CURRENT LEVEL OF SHAREHOLDER SERVICING FEES. PLEASE SEE "DISTRIBUTION AND SHAREHOLDER SERVICING."
(3) ABSENT THIS WAIVER, TOTAL OPERATING EXPENSES OF THE PORTFOLIO ARE ESTIMATED TO BE .62%.

EXAMPLE
--------------------------------------------------------------------------------

                                                                                                       1 YR.    3 YRS.
                                                                                                      -------   -------
An investor in Class A shares of the Portfolio would pay the following expenses on a $1,000
  investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:         $  6      $ 19
-----------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE TABLE AND THIS EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

THE TRUST
      __________________________________________________________________________

SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A shares of the Trust's New Jersey Municipal Bond Fund (the "Portfolio"), a non-diversified portfolio. The investment adviser and investment sub-adviser to the Portfolio are referred to collectively as the "advisers." Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________
                     The Portfolio's investment objective is to seek as high a level of income exempt from federal and New Jersey income taxes that can be obtained, as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Portfolio will achieve its investment objective.
                           The Portfolio has a fundamental policy, under normal
                     conditions, to be fully invested in obligations which produce interest that is exempt from both federal and New Jersey state income tax (collectively "Municipal Securities"). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of its advisers, such securities are not readily available or of sufficient quality, the Portfolio can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.
                           The Portfolio may purchase the following types of
                     municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Van Kampen American Capital Management, Inc., the Portfolio's investment sub-adviser ("Van Kampen") (i) municipal bonds rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moodys'; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Portfolio which become less than the prescribed investment quality will be sold at a time when, in the judgment of Van Kampen, it does not substantially impact the market value of the Portfolio.

                           The Portfolio will typically maintain a
                     dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrant, the Portfolio can maintain an average weighted maturity of less than three years.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________
                     The Portfolio will not invest more than 25% of its assets in Municipal Securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. Moreover, in seeking to attain its investment objective, a Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds.
                           There could be economic, business, or political
                     developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in Municipal Securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested.

                           The Portfolio may invest in variable and floating
                     rate obligations, purchase futures contracts and options, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Portfolio has no present intention to invest in repurchase agreements. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

                           The taxable securities in which the Portfolio may
                     invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities whether or not backed by the full faith and credit of the U.S. Government; instruments of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of such obligations.

                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________
NEW JERSEY
RISK FACTORS
                     Under normal conditions, the Portfolio will be fully invested in obligations which produce income exempt from federal income tax and New Jersey state tax. Accordingly, the Portfolio will have considerable investments in New Jersey municipal obligations. As a result, the Portfolio will be more susceptible to factors which adversely affect issuers of

                     New Jersey obligations than a mutual fund which does not have a great concentration in New Jersey municipal obligations.
                           An investment in the Portfolio will be affected by
                     the many factors that affect the financial condition of the State of New Jersey. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Portfolio.
NON-DIVERSIFICATION
                     In addition to the risks described above arising from concentration, investment in the Portfolio, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in Municipal Securities of relatively few issuers could result in greater fluctuation in the total market value of the Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this imitation applies to 50% of the Portfolio's total assets..

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and certain investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.
                     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets. (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent and dividend disbursing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .24% of the average daily net assets of the Portfolio. In addition, the Manager has voluntarily agreed to waive a portion of its fees proportionately in order to limit total operating expenses of the Class A shares of the Portfolio to not more than .60% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate its waiver at any time.
THE ADVISER
         _______________________________________________________________________
SEI INVESTMENTS
MANAGEMENT CORPORATION
                     SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 345 portfolios, which investment companies have more than
                     $      billion in assets as of April 30, 1998.

                           SIMC acts as the investment adviser to the Portfolio
                     and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to a separate sub-advisory agreement with SIMC, and under the supervision of the Adviser and the Board of Trustees, the sub-adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluate quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Portfolio's investment objectives, policies and restrictions. SIMC HAS

                     THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

                           For these advisory services, SIMC is entitled to a
                     fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolio's average daily net assets. SIMC pays the sub-advisers out its investment advisory fees.

                           SIMC and the Trust have obtained an exemptive order
                     from the Securities and Exchange Commission ("SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its sub-advisers.
THE SUB-ADVISER
              __________________________________________________________________
VAN KAMPEN AMERICAN
CAPITAL MANAGEMENT, INC
                     Van Kampen American Capital Management, Inc. ("Van Kampen"), acts as investment sub-adviser to the Portfolio. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and was founded in
                                     . As of April 23, 1998, Van Kampen had
                     approximately $    billion of assets under management. The
                     principal business address of Van Kampen is One Parkview Plaza, Oakbrook Terrace, Illinois 60181.
                                           , a                       of Van
                     Kampen, serves as portfolio manager of the Portfolio.
                                         has     years of investment experience,
                     and has been employed by Van Kampen since 19     .
                           SIMC pays Van Kampen a fee based on a percentage of
                     average the monthly market value of the assets of the Portfolio managed by Van Kampen.

DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.

                           The Portfolio has adopted a shareholder servicing
                     plan for Class A shares (the "Service Plan") under which the Portfolio may pay the Distributor a negotiated shareholder servicing fee at a rate of up to .25% of average daily net assets attributable to Class A shares that are subject to the arrangement. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options; account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may also execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive usual and customary compensation.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________

                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.

                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment in a Portfolio is $100,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $1,000.

                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.

                           Purchases will be made in full and fractional shares
                     of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each Business Day.

                           If there is no readily ascertainable market value for
                     a security, SEI Management will make a good faith determination as to the "fair value" of the security. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information).

                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Portfolio may advertise yield, tax equivalent yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance.

                           The yield of the Portfolio refers to the annualized
                     income generated by a hypothetical investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. A tax equivalent yield is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The total return of the Portfolio refers to the
                     average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The Portfolio may quote various measures of
                     volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder.

NEW JERSEY INCOME TAXES
                     The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

                           The Portfolio intends to invest primarily in
                     obligations that produce interest exempt from federal and New Jersey taxes. If the Portfolio invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for federal purposes, a portion of the Portfolio's distributions will be subject to New Jersey tax.

GENERAL INFORMATION
         _______________________________________________________________________

THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Ohio Tax Free Fund, Massachusetts Municipal Bond Fund, California Municipal Bond Fund, Pennsylvania Municipal Portfolio, New York Municipal Bond Fund, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.
DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is declared daily and paid monthly as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.

                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
FUTURES AND OPTION ON
FUTURES
                     Futures contracts provided for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

                           An index futures contract is a bilateral agreement
                     pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

                           In order to avoid leveraging and related risks, when
                     a Portfolio invests in futures contacts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

                           A Portfolio may enter into futures contracts and
                     options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets.

                           There are risks associated with these activities,
                     including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS
                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.
U.S. GOVERNMENT
OBLIGATIONS
                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government, and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities).
VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
Financial Highlights......................................................
The Trust.................................................................     3
Investment Objective and Policies.........................................     3
General Investment Policies...............................................     4
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     6
The Sub-Adviser...........................................................     7
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    13

SEI TAX EXEMPT TRUST

JULY 31, 1998

--------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.

A Statement of Additional Information dated July 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.

SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's California Municipal Bond Fund (the "Portfolio"), a fixed income portfolio.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)      CLASS A
------------------------------------------------------------------------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                               .55%
12b-1 Fees                                                                    None
Total Other Expenses                                                          .05%
  Shareholder Servicing Fees (2)                                        .00%
------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (3)                               .60%
------------------------------------------------------------------------------

(1) SEI INVESTMENTS MANAGEMENT CORPORATION ("SIMC") HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEE, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE VOLUNTARY WAIVERS. SIMC RESERVES THE RIGHT TO TERMINATE THIS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH FEE WAIVER, MANAGEMENT/ ADVISORY FEES FOR THE PORTFOLIO WOULD BE .57%.

(2) REFLECTS THE CURRENT LEVEL OF SHAREHOLDER SERVICING FEES. PLEASE SEE "DISTRIBUTION AND SHAREHOLDER SERVICING."

(3) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES OF THE PORTFOLIO ARE ESTIMATED TO BE .62%.

EXAMPLE
--------------------------------------------------------------------------------

                                                                                                       1 YR.    3 YRS.
                                                                                                      -------   -------
An investor in Class A shares of the Portfolio would pay the following expenses on a $1,000
  investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:         $  6      $ 19
-----------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE TABLE AND THIS EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

THE TRUST
      __________________________________________________________________________

SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A shares of the Trust's California Municipal Bond Fund (the "Portfolio"), a non-diversified portfolio. The investment adviser and investment sub-adviser to the Portfolio are referred to collectively as the "advisers." Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The Portfolio's investment objective is to seek as high a level of current income exempt from both federal and California income taxes as is consistent with the preservation of capital, from a diversified portfolio of investment grade municipal securities. There can be no assurance that the Portfolio will achieve its investment objective.

                           The Portfolio has a fundamental policy under normal
                     conditions, to be fully invested in obligations which produce interest that is exempt from both federal and California state income tax (collectively "Municipal Securities"). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Portfolio can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

                           The Portfolio may purchase the following types of
                     municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Van Kampen American Capital Management, Inc., the Portfolio's investment sub-adviser ("Van Kampen"): (i) municipal bonds rated BBB or better by Standard & Poor's Corporation, ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Portfolio which become less than the prescribed investment quality will be sold at a time when, in the judgment of Van Kampen, it does not substantially impact the market value of the Portfolio.

                           The Portfolio will typically maintain a
                     dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrant, the Portfolio can maintain an average weighted maturity of less than three years.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     The Portfolio will not invest more than 25% of its assets in Municipal Securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

                           There could be economic, business, or political
                     developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in Municipal Securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested.

                           The Portfolio may invest in variable and floating
                     rate obligations, purchase futures contracts and options, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Portfolio has no present intention to invest in repurchase agreements. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

                           The taxable securities in which the Portfolio may
                     invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities whether or not backed by the full faith and credit of the U.S. Government; instruments of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of such obligations.

                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________
CALIFORNIA RISK FACTORS
                     Under normal conditions, the Portfolio will be fully invested in obligations which produce income exempt from federal income tax and California state income tax. Accordingly, the Portfolio will have considerable investments in California municipal obligations. As a result, the Portfolio will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

                           An investment in the Portfolio will be affected by
                     the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Portfolio.
NON-DIVERSIFICATION
                     In addition to the risks described above arising from concentration, investment in the Portfolio, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in Municipal Securities of relatively few issuers could result in greater fluctuation in the total market value of the Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of the Portfolio's total assets.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and certain investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income, and (ii) asset coverage of at least 300% is required.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent and dividend disbursing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .24% of the average daily net assets of the Portfolio. In addition, the Manager has voluntarily agreed to waive a portion of its fees proportionately in order to limit total operating expenses of the Class A shares of the Portfolio to not more than .60% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate its waiver at any time.
THE ADVISER
         _______________________________________________________________________
SEI INVESTMENTS
MANAGEMENT CORPORATION
                     SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 345 portfolios, which investment companies have more than
                     $    billion in assets as of April 30, 1998.

                           SIMC acts as the investment adviser to the Portfolio
                     and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to a separate sub-advisory agreement with SIMC, and under the supervision of the Adviser and the Board of Trustees, the sub-adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluate quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Portfolio's investment objectives, policies and restrictions. SIMC HAS

                     THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

                           For these advisory services, SIMC is entitled to a
                     fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolio's average daily net assets. SIMC pays the sub-advisers out its investment advisory fees.

                           SIMC and the Trust have obtained an exemptive order
                     from the Securities and Exchange Commission ("SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its sub-advisers.
THE SUB-ADVISER
              __________________________________________________________________
VAN KAMPEN AMERICAN
CAPITAL MANAGEMENT, INC.
                     Van Kampen American Capital Management, Inc. ("Van Kampen"), acts as investment sub-adviser to the Portfolio. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and was founded in
                           . As of April 23, 1998, Van Kampen had approximately
                     $   billion of assets under management. The principal
                     business address of Van Kampen is One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

                                      , a         of Van Kampen, serves as
                     portfolio manager of the Portfolio.         has   years of
                     investment experience, and has been employed by Van Kampen since 19 .

                           SIMC pays Van Kampen a fee based on a percentage of
                     average the monthly market value of the assets of the Portfolio managed by Van Kampen.

DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.

                           The Portfolio has adopted a shareholder servicing
                     plan for Class A shares (the "Service Plan") under which the Portfolio may pay the Distributor a negotiated shareholder servicing fee at a rate of up to .25% of average daily net assets attributable to Class A shares that are subject to the arrangement. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments;

                     assisting clients in changing dividend options; account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may also execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive usual and customary compensation.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________

                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.

                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment in a Portfolio is $100,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $1,000.

                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.

                           Purchases will be made in full and fractional shares
                     of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each Business Day.

                           If there is no readily ascertainable market value for
                     a security. SEI Management will make a good faith determination as to the "fair value" of the security. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information).

                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within five Business Days after the redemption order is received.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Portfolio may advertise yield, tax equivalent yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance.

                           The yield of the Portfolio refers to the annualized
                     income generated by a hypothetical investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. A tax equivalent yield is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The total return of the Portfolio refers to the
                     average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The Portfolio may quote various measures of
                     volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Portfolio or its shareholders, and state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder. CALIFORNIA INCOME TAXES
                     The Portfolio intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Portfolio will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Portfolio's taxable year, at least 50 percent of the value of the Portfolio's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Portfolio continues to qualify as a regulated investment company.

                           If the Portfolio qualifies to pay California
                     exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Portfolio will notify its shareholders of the amount of exempt-interest dividends each year.

                           Corporations subject to California franchise tax that
                     invest in the Portfolio may not be entitled to exclude California exempt-interest dividends from income.

                           Dividend distributions that do not qualify for
                     treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Portfolio's earnings and profits.

                           Interest on indebtedness incurred or continued by a
                     shareholder in connection with the purchase of shares of the Portfolio will not be deductible for California personal income tax purposes if the Portfolio distributes California exempt-interest dividends.

                           The foregoing is a general, abbreviated summary of
                     certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Portfolio transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Ohio Tax Free Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, Pennsylvania Municipal Portfolio, New York Municipal Bond Fund, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.
DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is declared daily and paid monthly as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the dividend distribution, which is generally paid on the 10th Business Day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.

                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
FUTURES AND OPTIONS ON
FUTURES
                     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

                           An index futures contract is a bilateral agreement
                     pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

                           In order to avoid leveraging and related risks, when
                     a Portfolio invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

                           A Portfolio may enter into futures contracts and
                     options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets.

                           There are risks associated with these activities,
                     including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS AND
PUTS
                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS
                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government, and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities).
VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
Financial Highlights......................................................
The Trust.................................................................     3
Investment Objective and Policies.........................................     3
General Investment Policies...............................................     4
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     6
The Sub-Adviser...........................................................     7
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    14

SEI TAX EXEMPT TRUST

JULY 31, 1998

--------------------------------------------------------------------------------

NEW YORK MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it on file for future reference.

A Statement of Additional Information dated July 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.

SEI Tax Exempt Trust (the "Trust") is an open-end investment management company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A shares of the Trust's New York Municipal Bond Fund (formerly, the New York Intermediate-Term Municipal Portfolio) (the "Portfolio"), a fixed income portfolio.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

Management/Advisory Fees (AFTER FEE WAIVER) (1)                                                                     .55%
12b-1 Fees                                                                                                          None
Total Other Expenses (2)                                                                                            .05%
  Shareholder Servicing Fees (3)                                                                                .00%
------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (4)                                                                     .60%
------------------------------------------------------------------------------------------------------------------------

(1) THE MANAGER AND ADVISER HAVE WAIVED, ON A VOLUNTARY BASIS, A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE VOLUNTARY WAIVERS. THE MANAGER AND ADVISER RESERVE THE RIGHT TO TERMINATE THEIR WAIVERS AT ANY TIME IN THEIR SOLE DISCRETION. ABSENT SUCH WAIVER, THE MANAGEMENT/ADVISORY FEES FOR THE PORTFOLIO WOULD BE .57%.

(2) "TOTAL OTHER EXPENSES" IS BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(3) REFLECTS THE CURRENT LEVEL OF SHAREHOLDER SERVICING FEES. PLEASE SEE "DISTRIBUTION AND SHAREHOLDER SERVICING."

(4) ABSENT THIS FEE WAIVER. TOTAL OPERATING EXPENSES FOR CLASS A SHARES OF THE PORTFOLIO ARE ESTIMATED TO BE .62%.

EXAMPLE
--------------------------------------------------------------------------------

                                                                                                         1 YR.       3 YRS.
                                                                                                      -----------  -----------
An investor in Class A shares of the Portfolio would pay the following expenses on a $1,000
  investment assuming (1) a 5% annual return and (2) redemption at the end of each time period:        $       6    $      19
------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE TABLE AND THIS EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE PORTFOLIO'S CLASS A SHARES. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "DISTRIBUTION AND SHAREHOLDER SERVICING" AND "THE ADVISER."

THE TRUST
      __________________________________________________________________________

SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This prospectus offers Class A shares of the Trust's New York Municipal Bond Fund (the "Portfolio"), a non-diversified portfolio. The investment adviser and investment sub-adviser to the Portfolio are referred to collectively as the "advisers." Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The investment objective of the Portfolio is as high a level of current income, exempt from both federal and New York state and city personal income taxes, as is consistent with the preservation of principal. There can be no assurance that the Portfolio will achieve its investment objective.

                           The Portfolio has a fundamental policy, under normal
                     conditions, to be fully invested in obligations which produce interest that is exempt from both federal and New York state and city income tax (collectively "Municipal Securities"). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of its investment adviser, such securities are not readily available or of sufficient quality, the Portfolio can invest up to 100% of its assets in securities which pay interest which is exempt only from federal income taxes or in taxable securities as described below.

                           The Portfolio may purchase the following types of
                     municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish, Ayer & Wood, Inc., the Portfolio's investment sub-adviser ("SAW"); (i) municipal bonds rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Portfolio which become less than the prescribed investment quality will be sold at a time when, in the judgment of SAW, it does not substantially impact the market value of the Portfolio.

                           The Portfolio will typically maintain a
                     dollar-weighted average portfolio maturity of three to ten years. However, when the advisers determine that market conditions so warrant, the Portfolio can maintain an average-weighted maturity of less than three years.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     The Portfolio will not invest more than 25% of its assets in Municipal Securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

                           There could be economic, business, or political
                     developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in Municipal Securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested.

                           The Portfolio may invest in variable and floating
                     rate obligations, purchase futures contracts and options, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Portfolio has no present intention to invest in repurchase agreements. The Portfolio will not invest more than 15% of its net assets in illiquid securities.

                           The taxable money market instruments in which the
                     Portfolio may invest consist of U.S. Treasury obligations; obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, whether or not backed by the full faith and credit of the U.S. Government; obligations of U.S. commercial banks or savings and loan institutions (not including foreign branches of U.S. banks or U.S. branches of foreign banks) which are members of the Federal Reserve System or Federal Deposit Insurance Corporation and which have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; and repurchase agreements involving any of the foregoing obligations.

                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________
NEW YORK RISK FACTORS
                     The Portfolio's concentration in investments in New York Municipal Securities involves greater risks than if their investments were more diversified. These risks result from
                     (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities, (2) the general financial condition of the State of New York, and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of Municipal Securities to pay interest on, or repay principal of, Municipal Securities may be impaired as a result. The Portfolio's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.
NON-DIVERSIFICATION
                     In addition to the risks described above arising from concentration, investment in the Portfolio, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in Municipal Securities of relatively few issuers could result in greater fluctuation in the total market value of the Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of the Portfolio's total assets.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and certain investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that for purposes of this limitation, investment strategies which either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets,

                        (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent and dividend disbursing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .24% of the average daily net assets of the Portfolio. In addition, the Manager and Adviser have voluntarily agreed to waive a portion of their fees proportionately in order to limit total operating expenses of the Class A shares of the Portfolio to not more than .60% of the Portfolio's average daily net assets attributable to Class A shares, on an annualized basis. Each of the Manager and the Adviser reserves the right, in its sole discretion, to terminate its waiver at any time.
THE ADVISER
         _______________________________________________________________________
SEI INVESTMENTS
MANAGEMENT CORPORATION
                     SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments") a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 345 portfolios, which investment companies have more than $ billion in assets as of April 30, 1998.

                           SIMC acts as the investment adviser to the Portfolio
                     and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to a separate sub-advisory agreement with SIMC and under the supervision of the Adviser and the Board of Trustees, the sub-adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluate quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies. Subject to Board review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets to the sub-advisers, monitors and evaluates the sub-advisers performance, and oversees sub-adviser compliance with the Portfolio's investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

                           For these advisory-services, SIMC is entitled to a
                     fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Portfolio's average daily net assets. SIMC pays the sub-advisers out its investment advisory fees.

                           SIMC and the Trust have obtained an exemptive order
                     from the Securities and Exchange Commission ("SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Portfolio without submitting the sub-advisory agreements to a vote of the Portfolio's shareholders. The exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Portfolio will notify shareholders in the event of any addition or change in the identity of its sub-advisers.
THE SUB-ADVISER
              __________________________________________________________________
STANDISH, AYER & WOOD,
INC.
                     Standish Ayer & Wood, Inc. ("SAW" or the "Sub-Adviser"), serves as Sub-Adviser to the Portfolio. SAW's principal offices are located at One Financial Center, Boston, Massachusetts 02111. SAW which was founded in 1933, is a Subchapter S Corporation organized under the laws of the Commonwealth of Massachusetts that is completely owned by its 22 directors, all of whom are actively engaged in the management of the corporation. SAW has been providing investment management services to institutions and managing municipal securities since 1934. SAW manages assets for pensions, funds, corporate and public, insurance companies; banks; and individuals. Total assets under management as of
                     April 30, 1998 were $   billion.

                           Raymond J. Kubiak, CFA serves as portfolio manager to
                     the Portfolio. Mr. Kubiak has 16 years experience in public finance and is a Vice President and Director of the Sub-Adviser. He has been with SAW since March 1998.

                           SIMC pays SAW a fee based on a percentage of the
                     average monthly market value of the aggregate assets of the Portfolios of the Trust managed by SAW.

DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as the Portfolio's distributor pursuant to a distribution agreement with the Trust.

                           The Portfolio has adopted a shareholder servicing
                     plan for Class A shares (the "Service Plan") under which the Portfolio may pay the Distributor a negotiated shareholder servicing fee at a rate of up to .25% of average daily net assets attributable to Class A shares that are subject to the arrangement. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder and administrative services; maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options; account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive different compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may also execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive usual and customary compensation.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________

                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.

                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment in a Portfolio is $100,000; however, the minimum investment may be waived at the Distributor's discretion. All subsequent purchases must be at least $1,000.

                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholders to accept such purchase order.

                           Purchases will be made in full and fractional shares
                     of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. Net asset value per share is determined as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each Business Day.

                           If there is no readily ascertainable market value for
                     a security, SEI Management will make a good faith determination as to the "fair value" of the security. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information).

                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Portfolio may advertise yield, total return and tax equivalent yield. These figures will be based on historical earnings and are not intended to indicate future performance.

                           The yield of the Portfolio refers to the annualized
                     income generated by a hypothetical investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

                           The tax equivalent yield is calculated by determining
                     the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The total return of the Portfolio refers to the
                     average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of the Portfolio may also be quoted as a dollar amount or on an aggregate basis, an actual basis.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The Portfolio may quote various measures of
                     volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.
TAXES
  ______________________________________________________________________________

                     The following summary of federal, state and local income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholders during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange, or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholder.
NEW YORK STATE AND LOCAL
TAXES
                     The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

                           Dividends paid by the Portfolio that are derived from
                     interest on Municipal Securities issued by New York State and the political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Municipal Bond Fund, Ohio Tax Free Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, Pennsylvania Municipal Portfolio, California Tax Exempt Portfolio, Intermediate-Term Municipal Portfolio, and Pennsylvania Tax Free Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.
DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is declared daily and paid monthly as a dividend. Shareholders of record on the last record date of each period will be entitled to receive the periodic dividend distribution, which is generally paid on the 10th Business day of the following month. If any net capital gains are realized, they will be distributed by the Portfolio annually.

                           Shareholders automatically receive all income
                     dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND
RISK FACTORS
          ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
FUTURES AND OPTIONS ON
FUTURES
                     Futures contracts provided for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.
                           An index futures contract is a bilateral agreement
                     pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.
                           In order to avoid leveraging and related risks, when
                     a Portfolio invests in futures contacts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.
                           A Portfolio may enter into futures contracts and
                     options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets.
                           There are risks associated with these activities,
                     including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.

MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.
MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.
                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.
STANDBY COMMITMENTS
AND PUTS
                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.

U.S. GOVERNMENT
OBLIGATIONS
                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities).
VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
The Trust.................................................................     3
Investment Objective and Policies.........................................     3
General Investment Policies...............................................     4
Risk Factors..............................................................     4
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     6
The Sub-Adviser...........................................................     7
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    14

SEI TAX EXEMPT TRUST

JULY 31, 1998

--------------------------------------------------------------------------------

OHIO TAX FREE FUND

--------------------------------------------------------------------------------

This Prospectus sets forth concisely information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.

A Statement of Additional Information dated July 31, 1998, has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.

SEI Tax Exempt Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in one or more professionally managed diversified and non-diversified portfolios of securities. A portfolio may offer separate classes of shares that differ from each other primarily in the allocation of certain expenses and minimum investment amounts. This Prospectus offers Class A, Class B and Class C shares of the Trust's Ohio Tax Free Fund (the "Portfolio").

AN INVESTMENT IN THE OHIO TAX FREE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. IN ADDITION, THE OHIO TAX FREE FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER, AND INVESTING IN THE PORTFOLIO MAY BE RISKIER THAN INVESTING IN OTHER TYPES OF MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

                                                                                        OHIO TAX FREE
                                                                                             FUND
                                                                           ----------------------------------------
                                                                             CLASS A       CLASS B       CLASS C
                                                                           ------------  ------------  ------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                                 .29%          .29%          .29%
12b-1 Fees (2)                                                                  None          None          None
Total Other Expenses                                                            .06%          .36%          .56%
  Shareholder Servicing Fees (AFTER FEE WAIVER)                             .00%(2)       .25%          .25%
-------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (3)                                .35%          .65%          .85%
-------------------------------------------------------------------------------------------------------------------

(1) THE MANAGER HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS FEE, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THIS VOLUNTARY WAIVER. THE MANAGER RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME IN ITS SOLE DISCRETION. ABSENT SUCH WAIVER, MANAGEMENT/ADVISORY FEES FOR THE PORTFOLIO WOULD BE .40%.

(2) REFLECTS THE ANTICIPATED LEVEL OF SHAREHOLDER SERVICING FEES FOR CLASS A SHARES. PLEASE SEE "DISTRIBUTION AND SHAREHOLDER SERVICING."

(3) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES OF THE PORTFOLIO WOULD BE .46%, .76% AND .96%, RESPECTIVELY. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE MANAGER."

EXAMPLE
--------------------------------------------------------------------------------

                                                                                                       1 YR.    3 YRS.
                                                                                                      -------   -------
An investor in the Portfolio would pay the following expenses on a $1,000 investment assuming (1) a
  5% annual return and (2) redemption at the end of each time period:
      Class A                                                                                           $  4      $ 11
      Class B                                                                                              7        21
      Class C                                                                                              9        27
-----------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THE TABLE AND THIS EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN THE CLASS A, B AND C SHARES OF THE OHIO TAX FREE FUND. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

THE TRUST
      __________________________________________________________________________

SEI TAX EXEMPT TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified and non-diversified investment portfolios. This Prospectus offers Class A, Class B and Class C shares of the Trust's Ohio Tax Free Fund (the "Portfolio"). The Portfolio is a non-diversified portfolio. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

OHIO TAX FREE FUND
                     The Portfolio's investment objective is a high level of current income, free from federal income tax and, to the extent possible, Ohio income taxes, consistent with preservation of capital. The Portfolio will also attempt to maintain a constant net asset value of $1.00 per share.

                           It is a fundamental policy of the Portfolio to
                     invest, under normal conditions, at least 80% of its net assets in municipal securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). This Portfolio will, under normal conditions, invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax and invest at least 65% of its total assets in municipal obligations the interest on which is exempt from Ohio income tax ("Ohio Securities"). Ohio Securities constitute municipal obligations of the State of Ohio and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. This Portfolio may invest, under normal conditions, up to 20% of its net assets in (1) Municipal Securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Portfolio has no present intention of investing in such securities), and (2) taxable securities, including shares of other mutual funds to the extent permitted by regulations of the SEC. In addition, for temporary defensive purposes when its investment adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in municipal obligations of states other than Ohio or taxable money market instruments.

                           The Portfolio may purchase municipal bonds, municipal
                     notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7. See "General Investment Policies."

                           There can be no assurance that the Portfolio will be
                     able to achieve its investment objective, or that the Portfolio will be able to maintain a constant $1.00 net asset value per share.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Portfolio may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by Weiss, Peck & Greer, L.L.C. (the "Adviser") to be of comparable quality. Since the Portfolio often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.

                           Securities rated in the highest rating category
                     (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category (e.g., A-2 by S&P) by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities. The Portfolio's investments in non-first tier conduit securities will be limited to 5% of the Portfolio's assets. Conduit securities are securities issued to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not a governmental issuer.

                           The Portfolio will invest no more than 25% of its
                     assets in Municipal Securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

                           There could be economic, business, or political
                     developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Portfolio's assets are invested in Municipal Securities payable from revenues on similar projects, the Portfolio will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so invested. Moreover, in seeking to attain its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

                           The Portfolio may invest in variable and floating
                     rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Portfolio will not invest more than 10% of its net assets in illiquid securities.

                           For a description of the permitted investments and
                     ratings, see the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.
RISK FACTORS
          ______________________________________________________________________

OHIO RISK FACTORS
                     Under normal conditions the Portfolio will invest primarily in obligations which produce interest income exempt from federal income tax and Ohio State income tax. Accordingly, the Portfolio will have considerable investments in Ohio municipal obligations. As a result, the Portfolio will be more susceptible to factors which adversely affect issuers of Ohio obligations than a mutual fund which does not have as great a concentration in Ohio municipal obligations.

                           An investment in the Portfolio will be affected by
                     the many factors that affect the financial condition of the State of Ohio. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Portfolio. See "Special Considerations Relating to Ohio Municipal Securities" in the Statement of Additional Information.
NON-DIVERSIFICATION
                     INVESTMENT IN THE PORTFOLIO, A NON-DIVERSIFIED MUTUAL FUND, MAY ENTAIL GREATER RISK THAN WOULD INVESTMENT IN MONEY MARKET FUNDS THAT ARE DIVERSIFIED ACROSS ISSUERS LOCATED IN A NUMBER OF STATES BECAUSE OF ITS CONCENTRATION IN MUNICIPAL SECURITIES OF A SINGLE STATE. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Portfolio intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of the Portfolio's total assets.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and certain investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Trust or the Portfolio without the consent of the holders of a majority of the Trust's or the Portfolio's outstanding shares. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share.

                     THE PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This limitation does not apply to the Portfolio to the extent permitted by Rule 2a-7.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to investments in tax-exempt securities issued by governments or political subdivisions of governments.

                     3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Portfolio to purchase securities or require a Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment fundamental and non-fundamental limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________

                     SEI Fund Management (the "Manager" and the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and serves as institutional transfer agent and dividend disbursing agent.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .36% of the average daily net assets of the Portfolio. The Manager may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Portfolio. The Manager reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.
THE ADVISER
         _______________________________________________________________________

WEISS, PECK & GREER,
L.L.C.
                     Weiss, Peck & Greer, L.L.C. ("WPG"), acts as investment adviser for the Portfolio. WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. WPG has been active since its founding in managing portfolios of tax exempt securities. As of

                     April 30, 1998, total assets under management were
                     approximately $     billion. The principal business address
                     of WPG is One New York Plaza, New York, New York 10004.

                           Janet Fiorenza acts as the portfolio manager for the
                     Portfolio. Ms. Fiorenza, a Managing Director of WPG, has been associated with WPG's Tax Exempt Fixed Income group since 1988, and its predecessor since 1980.

                           For its services, WPG is entitled to a fee, which is
                     calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the money market portfolios of the Trust that are advised by WPG up to $500 million; .04% of such assets from $500 million to $1 billion; and .03% of such assets over $1 billion. Such fees are allocated daily among these money market portfolios on the basis of their relative net assets.

DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

                           The Portfolio has adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly.

                           Under the Class A plan, the Portfolio may pay the
                     Distributor a negotiated shareholder servicing fee at a rate of up to .25% of the average daily net assets of the Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder services. Under the Class B and Class C shareholder service plans, the Distributor is entitled to receive shareholder service fees to the Distributor at an annual rate of up to .25% of average daily net assets in exchange for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investment; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative services plans, Class B and Class C shares will pay the Distributor administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .05% in the case of the Class B shares and up to .25% in the case of the Class C shares). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

                           It is possible that an institution may offer
                     different classes of shares to its customers and differing services to the Classes of the Portfolio and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Trust may execute brokerage or other agency
                     transactions through the Distributor for which the Distributor may receive compensation.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolio's shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________

                     Financial institutions may acquire shares of the Portfolio for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day.

                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, shares of the Portfolio cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

                           Shareholders who desire to purchase shares for cash
                     must place their orders with the Transfer Agent prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day; the specified time is presently 2:00 p.m., Eastern time. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed.

                           Purchases will be made in full or fractional shares
                     of the Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The purchase price of shares of the Portfolio is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 2:00 p.m., Eastern time, for the Portfolio.

                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. Otherwise, the redemption orders will be effective on the next Business Day. Payment for redemption orders from the Portfolio received before the calculation of net asset value will be made the same day by transfer of federal funds. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of an effective redemption order. Financial institutions which redeem shares for the accounts of their customers may impose their own procedures and cut-off times for receipt of redemption requests directed through the financial institution.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     From time to time, the Portfolio may advertise its "current yield" and "effective yield." The Portfolio may also advertise a "tax equivalent yield." These figures are based on historical earnings and are not intended to indicate future performance.

                           The "current yield" of the Portfolio refers to the
                     income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                           The "tax equivalent yield" is calculated by
                     determining the rate of return that would have been achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a shareholder.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                           The performance of Class A shares of the Portfolio
                     will normally be higher than that of Class B or Class C shares of the Portfolio because of the additional administrative services expenses charged to Class B or Class C shares.
TAXES
  ______________________________________________________________________________

                     The following summary of federal and state income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS OF THE
PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.
TAX STATUS OF
DISTRIBUTIONS
                     The Portfolio intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's total assets consists of obligations the interest on which is excludable from gross income, the Portfolio may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes but may have certain collateral federal tax consequences including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information.

                           Any dividends paid out of income realized by the
                     Portfolio on taxable securities will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Portfolio's earnings and profits and will not qualify for the dividends-received deduction for corporate shareholders. Distributions to shareholders of net capital gains of the Portfolio also will not qualify for the dividends received deduction and will be taxable to shareholders as long-term capital gain, whether received in cash or additional shares, and regardless of how long a shareholder has held the shares.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in any such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if paid by the Portfolio at any time during the following January. The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

                           Interest on indebtedness incurred or continued by a
                     shareholder in order to purchase or carry shares of the Portfolio is not deductible for federal income tax purposes to the extent that it relates to exempt-interest dividends distributed to the shareholder during the taxable year. Furthermore, the Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds. Such persons should consult their tax advisers before purchasing shares.

                           The Portfolio will report annually to its
                     shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolio during the year to which the dividends relate.

                           Each sale, exchange or redemption of the Portfolio's
                     shares is a taxable transaction to the shareholders.
OHIO INCOME TAXES
                     The distributions received from the portfolio are exempt from Ohio personal income tax, Ohio School District income taxes, and Ohio municipal income taxes to the extent they are derived from interest on obligations issued by the State of Ohio, or its political subdivisions, or authorities ("Ohio State Securities"), provided the Fund continues to qualify as a regulated investment company for Federal income tax purposes and that at all times at least 50% of the value of the total assets of the Fund consist of Ohio State securities or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied. All distributions received from the portfolio are excluded from the net income base of the Ohio corporation franchise tax to the extent that they are either exempt from Federal income tax or derived from interest on Ohio State securities, but the shares will be included in the computation of net worth for purposes of such tax.

                           Distribution of capital gain with respect to shares
                     of the portfolio will be exempt from Ohio personal income tax, Ohio School District income tax, and Ohio Municipal income taxes, and will be excluded from the net income base of the Ohio corporation franchise tax in each case to the extent that such distributions are attributable to the profit made on the sale, exchange or other distribution by the portfolio of Ohio State Securities. Distributions that are attributable to interest on obligations in the United States or any authority, commission or instrumentality of the United States, or obligations of Puerto Rico, the Virgin Islands, or Guam, or their authorities or instrumentalities, will be exempt from Ohio personal income tax, Ohio School District income taxes, and Ohio Municipal income taxes, and are excluded from the base of the Ohio corporation franchise tax in each case, to the same extent that such interest would be so exempt if excluded if the obligations were held directly by the shareholders.

GENERAL INFORMATION
         _______________________________________________________________________

THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Tax Free Portfolio, Institutional Tax Free Portfolio, California Tax Exempt Portfolio, Pennsylvania Municipal Portfolio, Pennsylvania Tax Free Portfolio, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, California Municipal Bond Fund, Intermediate-Term Municipal Portfolio, and New York Municipal Bond Fund. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues unaudited financial statements semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania, 19456.
DIVIDENDS
                     The net investment income (exclusive of capital gains) of the Portfolio is distributed in the form of dividends. The Portfolio declares dividends daily, and shareholders of record at the close of each Business Day will be entitled to receive that day's dividend. The Portfolio pays dividends on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of the Portfolio at any time during the month.

                           If any net capital gains are realized by the
                     Portfolio, they will be distributed annually. Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Manager at least 15 days prior to the distribution.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investments for the Portfolio, and the associated risk factors:
MONEY MARKET SECURITIES
                     Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; and (iii) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MUNICIPAL SECURITIES
                     Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

                           Municipal notes include general obligation notes, tax
                     anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.
REPURCHASE AGREEMENTS
                     Repurchase agreements are arrangements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 act.
STANDBY COMMITMENTS AND
PUTS
                     Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risks.
U.S. GOVERNMENT
OBLIGATIONS
                     Obligations issued by the U.S. Treasury or issued or guaranteed by agencies of the U.S. Government and obligations issued or guaranteed by instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g. Fannie Mae securities).

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
The Trust.................................................................     3
Investment Objective and Policies.........................................     3
General Investment Policies...............................................     4
Risk Factors..............................................................     5
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     6
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    13

                              SEI TAX EXEMPT TRUST

Manager:

  SEI Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:

  SEI Investments Management Corporation

  Standish, Ayer & Wood, Inc.

  Van Kampen American Capital Management, Inc.

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of certain Portfolios of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with certain of the Trust's Prospectuses dated July 31, 1998. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust.............................................................................        S-2
Description of Permitted Investments..................................................        S-2
Description of Ratings................................................................        S-5
Investment Limitations................................................................        S-6
Non-Fundamental Policies..............................................................        S-6
State Specific Disclosure.............................................................        S-7
The Manager...........................................................................        S-8
The Advisers and Sub-Adviser..........................................................        S-8
Trustees and Officers of the Trust....................................................        S-9
Performance...........................................................................       S-11
Determination of Net Asset Value......................................................       S-13
Purchase and Redemption of Shares.....................................................       S-14
Taxes.................................................................................       S-14
Portfolio Transactions................................................................       S-16
Description of Shares.................................................................       S-18
Limitation of Trustees' Liability.....................................................       S-18
Shareholder Liability.................................................................       S-18
Experts...............................................................................       S-18

July 31, 1998

                                   THE TRUST

    SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. This Statement of Additional Information relates to the following portfolios: California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, Ohio Tax Free, and New York Municipal Bond (formerly, New York Intermediate-Term Municipal Portfolio) Funds (each a "Portfolio," and collectively, the "Portfolios"), and any different classes of the Portfolios. Except for differences between the Class A, Class B, and Class C shares of any Portfolio pertaining to sales loads, shareholder servicing and administrative services plans, distribution plans, transfer agency costs, voting rights and/or dividends, each share of each Portfolio represents an equal proportionate interest in that Portfolio with each other share of that Portfolio.

                      DESCRIPTION OF PERMITTED INVESTMENTS

    BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Portfolio's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Portfolio's net asset value.

    INVESTMENT COMPANY SHARES--Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this Statement of Additional Information. These investment companies typically incur fees that are separate from those fees incurred directly by a Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, a Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio.

    MUNICIPAL LEASES--Each Portfolio may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    MUNICIPAL NOTES--Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

    MUNICIPAL BONDS--Municipal bonds are debt obligations issued to obtain funds for various public purposes. A Portfolio may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Each Portfolio or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Each Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Portfolio realizes a loss on the sale of the collateral securities. The Advisers or Sub-Adviser will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Portfolios to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Advisers or Sub-Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by the Portfolios, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolios could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolios may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Portfolios are treated as unsecured creditors.

    STANDBY COMMITMENTS AND PUT TRANSACTIONS--The Portfolios reserve the right to engage in put transactions. The Advisers and Sub-Adviser have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Portfolios can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolios to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Portfolios would limit their put transactions to institutions which the Adviser or Sub-Adviser believes present minimum credit risks, and the Adviser or Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Portfolio would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Portfolio and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Portfolio could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Portfolio. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Portfolio could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Portfolio, the Portfolio could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. The Portfolios will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for federal income tax purposes. No assurance can be given that legislative, judicial or administrative changes may not be forthcoming which could modify the Trust's private letter ruling.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    WHEN-ISSUED SECURITIES--These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

    The Portfolios will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    The Portfolios will establish segregated accounts with the Custodian and will maintain liquid assets in an amount at least equal in value to the Portfolios' commitments to purchase when-issued securities.

                             DESCRIPTION OF RATINGS

    MUNICIPAL NOTE RATINGS. A Standard & Poor's Corporation ("S&P") note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2  Satisfactory capacity to pay principal and interest.

    Moody's Investors Service, Inc. ("Moody's") highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

    MUNICIPAL AND CORPORATE BOND RATINGS. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

    Bonds rated A by S&P have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

    Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds which are rated Baa by Moody's are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    COMMERCIAL PAPER RATINGS. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety, issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

    Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

                             INVESTMENT LIMITATIONS

No Portfolio may:

1. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

2. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

4. Issue senior securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except as permitted by rule, regulation or order of the SEC.

5. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

                            NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies and may be changed without shareholder approval.

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

4. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

                           STATE SPECIFIC DISCLOSURE

    The following information constitutes only a brief summary, and is not intended as a complete description.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

    The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

    ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Portfolios and the value of the Portfolios' investments.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

    REVENUES AND EXPENDITURES. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these Funds. New York's major expenditures are grants to local governments.

    NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required significant financial assistance from the State in the past.

SPECIAL CONSIDERATIONS RELATING TO MASSACHUSETTS MUNICIPAL SECURITIES

    [To Come]

SPECIAL CONSIDERATIONS RELATING TO OHIO MUNICIPAL SECURITIES

    [To Come]

SPECIAL CONSIDERATIONS RELATING TO NEW JERSEY MUNICIPAL SECURITIES

    [To Come]

                                  THE MANAGER

    The Trust and SEI Fund Management ("SEI Management" or the "Manager") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement provides that the Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable at any time as to any Portfolio without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Portfolio or by the Manager on not less than 30 days' nor more than 60 days' written notice.

    The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Manager. SEI Investments and its subsidiaries and affiliates, including the Manager, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Manager and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.

                          THE ADVISERS AND SUB-ADVISER

    Each Advisory Agreement or Sub-Advisory Agreement provides that each Adviser or Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory or Sub-Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Portfolio or by the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to such Advisory or Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.

    The Portfolios have adopted shareholder servicing plans for their Class A, Class B, and Class C shares (the "Service Plans"), and Administrative Services Plans for their Class B and Class C shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service and Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis
Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Mangaged Trust, SEI International Trust, SEI Liquid Asset Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Fund Management or its affiliates and, except for Santa Barbara Group of Mutual Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Manager and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional Managed Trust, SEI Institutional International Trust and SEI Liquid Asset Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor. Director and Secretary of SEI Investments and Secretary of the Adviser, the Manager and the Distributor. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust ,SEI Institutional International Trust and SEI Liquid Asset Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, STI Classic Funds and STI Classic Variable Trust.

    FRANK E. MORRIS (DOB 12/30/23)--Trustee**--Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of the Advisors' Inner

Circle Fund, The Arbor Fund, The Expedition Funds, Marquis
Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust and SEI Liquid Asset Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust and SEI Liquid Asset Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust and SEI Institutional International Trust.

    EDWARD D. LOUGHLIN (DOB [ / / ])--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of
SEI Investments, the Adviser and the Manager since [     ]. Senior Vice
President, SEI Investments, 1986-1991; Vice President, SEI Investments,
1981-1986.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Manager and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Adviser, and the Manager since 1988. Assistant Secretary of the Distributor from 1988-1998.

    CYNTHIA M. PARRISH (DOB [ / / ])--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Manager and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of
Enforcement, U.S. Securities and Exchange Commission [     ].

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, the Adviser, the Manager and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Manager since 1994. Vice President, General Counsel and Assistant Secretary of the Adviser, the Manager and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant Secretary--General Counsel, Investment Systems and Services since 1997. Deputy General Counsel of SEI Investments since 1996. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Manager and the Distributor since 1994; Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Manager since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

** Messrs. Gooch, Storey, Sullivan and Morris serve as members of the Audit
   Committee of the Trust.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

    The following table sets forth information about the compensation paid to the Trustees for the Trust's fiscal year ended August 31, 1997:

                                                               PENSION OR                          TOTAL COMPENSATION
                                             AGGREGATE         RETIREMENT          ESTIMATED        FROM REGISTRANT
                                           COMPENSATION     BENEFITS ACCRUED        ANNUAL          AND FUND COMPLEX
                                          FROM REGISTRANT      AS PART OF        BENEFITS UPON     PAID TO DIRECTORS
NAME OF PERSON AND POSITION               FOR FYE 8/31/97     FUND EXPENSES       RETIREMENT        FOR FYE 8/31/97
----------------------------------------  ---------------  -------------------  ---------------  ----------------------
Robert A. Nesher, Trustee...............     $  --                    N/A                N/A     $  --
William M. Doran, Trustee...............     $  --                    N/A                N/A     $  --
F. Wendell Gooch, Trustee...............     $  12,162                N/A                N/A     $96,750 on services on
                                                                                                   8 boards
Frank E. Morris, Trustee................     $  12,162                N/A                N/A     $96,750 on service on
                                                                                                   8 boards
James M. Storey, Trustee................     $  12,162                N/A                N/A     $96,750 on service on
                                                                                                   8 boards
George J. Sullivan, Trustee.............     $  12,162                N/A                N/A     $96,750 on services on
                                                                                                   8 boards

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, the Portfolios may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Ohio Tax Free Fund is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The Portfolio computes its effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)(365/7)} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    From time to time, the California Municipal, Massachusetts Municipal, New Jersey Municipal, and New York Municipal Funds may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Portfolios refers to the annualized income generated by an investment in the Portfolios over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2([(a-b)/(cd) + 1)](6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Portfolio invests in, changes in interest rates on money market instruments, changes in the expenses of the Portfolios and other factors.

    Yields are one basis upon which investors may compare the Portfolios with other funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    From time to time, the California Municipal, Massachusetts Municipal, New Jersey Municipal and New York Municipal Funds may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Each Portfolio may, from time to time, compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for sales charges, administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Ohio Tax Free Fund will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Ohio Tax Free Fund's use of amortized cost valuation and the maintenance of the Portfolio's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less, and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Advisers will determine that an obligation presents minimal credit risk or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees.

    In the event a first tier security of the Portfolio is downgraded below first tier security status after purchase, or the Adviser of the Portfolio becomes aware that an unrated or second tier security has received any rating below the second highest rating category after purchase, the Portfolio's Adviser will either dispose of the security within five business days or the Board of Trustees will reassess whether the security continues to present minimal credit risks. The Board may also delegate this responsibility to the Portfolio's Adviser with respect to the downgrade of a first tier security. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for the Portfolio. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated; and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Portfolio incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

    Securities of the California Municipal, Massachusetts Municipal, New Jersey Municipal, and New York Municipal Funds may be valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by the Manager from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Portfolio securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.

                       PURCHASE AND REDEMPTION OF SHARES

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may be order permit. The Trust also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Manager, a Portfolio's Adviser, the Distributor and/or the Custodian are not open for business.

                                     TAXES

FEDERAL INCOME TAX

    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Portfolio will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Portfolio as a credit against their federal income tax liability.

    A gain or loss realized by a shareholder on the sale or exchange of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

    Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

    Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid individual or non-corporate to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

    Each Portfolio within the Trust is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Portfolio.

    If a Portfolio fails to qualify as a regulated investment company ("RIC") for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders. No dividends of any Portfolio are expected to qualify for that deduction.

    As noted in the Prospectuses for the Portfolios, exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers only. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

    The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Portfolios and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Portfolios will not be deductible for federal income tax purposes to the extent that the Portfolios distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social

Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

    Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Portfolios. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

    Issuers of bonds purchased by the Portfolios (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

    A Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon applicable state and local law, shareholders of a Portfolio may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions. Each Portfolio will make periodic reports to shareholders of the source of distributions on a state-by-state basis.

    If a Portfolio qualifies to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"), dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the Portfolio in a written notice to shareholders mailed within 60 days of the close of the Portfolio's taxable year and (2) to the extent the interest received by the Portfolio during the year on California Tax Exempt Obligations exceeds expenses of the Portfolio that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Portfolio were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

    For taxable years beginning after August 5, 1997, the Taxpayer Relief Act of 1997 repealed the 30 percent gross income test or "short-short" rules (the "30-percent test") under which a regulated investment company had to derive less than 30 percent of its gross income from the sale or disposition of certain short-term assets held for less than three months. However, California has not yet conformed to this federal legislation. Although the California legislature may enact tax conforming legislation in 1998 that would be retroactive to August 5, 1997, no assurances can be given that California will provide a dividends paid deduction to the Portfolio, or treat dividends paid by the Portfolio to its shareholders as California exempt-interest dividends, if the Portfolio fails to meet the 30-percent test. It is the intention of the management of the Portfolio to continue to meet the 30-percent test for all years for which California does not conform to the federal legislation.

    Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisers and Sub-Adviser are responsible for placing orders to execute Portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers and Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Advisers and Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Advisers or Sub-Adviser under the Advisory or Sub-Advisory Agreements, and the expenses of the Advisers and Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The money market securities in which certain of the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, a Portfolio's Adviser or Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

    It is expected that certain of the Portfolios may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolios may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Portfolios' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Advisers and Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Advisers and Sub-Adviser may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Adviser. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the Advisers or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by an Adviser or Sub-Adviser under the Advisory or Sub-Advisory Agreements. If in the judgement of an Adviser or Sub-Adviser the Portfolios, or other accounts managed by the Adviser or Sub-Adviser, will be benefitted by supplemental research services, the Adviser or Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Adviser or Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    It is expected that the portfolio turnover rate will normally not exceed 100% for any Portfolio. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Portfolio to receive favorable tax treatment.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Portfolio, each of which represents an equal proportionate interest in that Portfolio. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Portfolio, after taking into account class specific expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                    EXPERTS

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accounts of the Trust.

                           PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements

        (1)  Part A: Not Applicable

        (2)  Part B: Not Applicable

    (b) Additional Exhibits

        (1)(a)     Registrant's Declaration of Trust is incorporated herein by reference to
                     Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (1)(b)     Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (1)(c)     Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (1)(d)     Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (1)(e)     Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (1)(f)     Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (1)(g)     Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (1)(h)     Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (2)(a)     Registrant's By-Laws are incorporated herein by reference to Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     18, 1997.
        (2)(b)     Amended By-Laws are incorporated herein by reference to Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     18, 1997.
        (3)        Not Applicable.
        (4)        Not Applicable.

        (5)(a)     Investment Advisory Agreement with Weiss, Peck and Greer Advisers, Inc. is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (5)(b)     Investment Advisory Agreement with Bessemer Trust Company as filed with Post
                     Effective Amendment No. 19 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) as previously filed with the Securities and
                     Exchange Commission.
        (5)(c)     Investment Advisory Agreement with First National Bank in Wichita (now
                     INTRUST Bank, NA in Wichita) as filed with Post Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-76990)
                     filed with the Securities and Exchange Commission on December 28, 1990.
        (5)(d)     Investment Advisory Agreement with Woodbridge Capital Management, Inc. as filed with Post Effective Amendment No. 35 to Registrant's Registration on
                     Form N-1A (File No. 2-76990) as previously filed with the Securities and
                     Exchange Commission.
        (5)(e)     Investment Advisory Agreement with State Street Bank and Trust Company as filed with Post Effective Amendment No. 35 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) as previously filed with the
                     Securities and Exchange Commission.
        (5)(f)     Schedule E dated August 5, 1992 to Investment Advisory Agreement with Weiss,
                     Peck & Greer Advisers, Inc. as filed with Post Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-76990)
                     filed with the Securities and Exchange Commission on August 17, 1992
                     (adding Bainbridge Tax Exempt Portfolio).
        (5)(g)     Schedule G, dated December 10, 1993, to Investment Advisory Agreement with
                     Weiss, Peck & Greer Advisers, Inc. (adding Intermediate-Term Municipal,
                     California Intermediate-Term Municipal, and New York Intermediate-Term
                     Municipal Portfolios) is incorporated herein by reference to Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (5)(h)     Schedule H, dated March 8, 1994, to Investment Advisory Agreement with
                     Weiss, Peck & Greer Advisers, Inc. (adding Institutional Tax Free,
                     Pennsylvania Tax Free, California Tax Exempt, Bainbridge and Tax Free
                     Portfolios) is incorporated herein by reference to Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     18, 1997.
        (5)(i)     Investment Advisory Agreement with Morgan Grenfell Capital Management, Inc., is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (5)(j)     Investment Advisory Agreement with SEI Financial Management Corporation, is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (5)(k)     Investment Sub-Advisory Agreement with Standish, Ayer & Wood, Inc., is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

        (6)        Distribution Agreement is incorporated herein by reference to Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     18, 1997.
        (7)        Not Applicable.
        (8)        Custodian Agreement is incorporated herein by reference to Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     18, 1997.
        (9)(a)     Management Agreement is incorporated herein by reference to Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     18, 1997.
        (9)(b)     Schedule E dated August 5, 1992 to Management Agreement as filed with Post
                     Effective Amendment No. 32 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Massachusetts Intermediate-Term Municipal
                     Portfolio).
        (9)(c)     Schedule F dated August 5, 1992 to Management Agreement as filed with Post
                     Effective Amendment No. 32 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).
        (9)(d)     Schedule G, dated October 29, 1993, to Management Agreement (adding
                     Pennsylvania Tax Free Portfolio) is incorporated herein by reference to
                     Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (9)(e)     Schedule H, dated October 29, 1993, to Management Agreement (adding New York
                     Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration Statement
                     on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (9)(f)     Schedule I, dated October 29, 1993, to Management Agreement (adding
                     California Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's
                     Registration Statement on Form N-1A (File No. 2-76990) filed with the
                     Securities and Exchange Commission on December 18, 1997.
        (9)(g)     Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources,
                     is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (10)       Opinion and Consent of Counsel is incorporated herein by reference to Post
                     Effective Amendment No. 41 to Registrant's Registration Statement on Form
                     N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (11)       Not Applicable.
        (12)       Not Applicable.
        (13)       Not Applicable.
        (14)       Not Applicable.

        (15)(a)    Distribution Plan is incorporated herein by reference to Post Effective
                     Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     18, 1997.
        (15)(b)    Distribution Plan for Kansas Tax Free Income Portfolio Class B as filed with
                     Post Effective Amendment No. 28 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on October 9, 1990.
        (15)(c)    Distribution Plan for Class D shares (formerly, ProVantage Funds) is incorporated herein by reference to Post Effective Amendment No. 41 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
        (15)(d)    Distribution Plan for Class C shares of California Tax Exempt Portfolio and
                     Institutional Tax Free Portfolio is incorporated herein by reference to
                     Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (15)(e)    Amended and Restated Class D Distribution Plan is incorporated herein by reference to Post Effective Amendment No. 40 to Registrant's Registration
                     Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                     Exchange Commission on December 23, 1996.
        (15)(f)    Class G Distribution Plan incorporated herein by reference to Post Effective
                     Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on December
                     23, 1996.
        (16)       Performance Quotation Computation is incorporated herein by reference to
                     Post Effective Amendment No. 41 to Registrant's Registration Statement on
                     Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                     Commission on December 18, 1997.
        (17)       Not Applicable
        (18)(a)    Rule 18f-3 Plan is incorporated herein by reference to Post Effective
                     Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File
                     No. 2-76990) filed with the Securities and Exchange Commission on October
                     30, 1995.
        (18)(b)    Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B, C, D and G shares is incorporated herein by reference to Post Effective Amendment No. 40 to
                     Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 23, 1996.
        (24)       Powers of Attorney for Robert A. Nesher, Mark E. Nagle, William M. Doran, F.
                     Wendell Gooch, James M. Storey, Edward D. Loughlin and George J. Sullivan,
                     Jr., are filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES:

    As of May 1, 1998:

                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Units of beneficial interest, without par value
Tax Free Portfolio, Class A.......................................................           45

                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Tax Free Portfolio, Class D.......................................................            1
Institutional Tax Free Portfolio, Class A.........................................           75
Institutional Tax Free Portfolio, Class B.........................................            9
Institutional Tax Free Portfolio, Class C.........................................           12
California Tax Exempt Portfolio, Class A..........................................           13
California Tax Exempt Portfolio, Class B..........................................          N/A
California Tax Exempt Portfolio, Class C..........................................          N/A
California Tax Exempt Portfolio, CNI Class........................................            2
Intermediate-Term Municipal Portfolio, Class A....................................          112
Pennsylvania Municipal Portfolio, Class A.........................................           31
Pennsylvania Tax Free Portfolio, Class A..........................................            8
Pennsylvania Tax Free Portfolio, Class B..........................................          N/A
Pennsylvania Tax Free Portfolio, Class C..........................................          N/A
New York Intermediate-Term Municipal Portfolio, Class A...........................          N/A

ITEM 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

WEISS, PECK & GREER L.L.C.

    The principal address of Weiss, Peck & Greer L.L.C. is One New York Plaza, New York, NY 10004. Weiss, Peck & Greer L.L.C. is an investment adviser registered under the Advisers Act.

    The list required by this item 28 of officers and directors of Weiss, Peck & Greer L.L.C., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Weiss, Peck & Greer L.L.C. to the Advisers Act (SEC File No. 801-6604).

SEI INVESTMENTS MANAGEMENT CORPORATION

    The principal address of SEI Investment Management Corporation ("SIMC") is Oaks, PA 19456. SIMC is an investment adviser registered under the Advisers Act.

    The list required by this item 28 of officers and directors of SIMC, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by SIMC to the Advisers Act (SEC File No. 801-24593).

MORGAN GRENFELL CAPITAL MANAGEMENT INC.

    The principal address of Morgan Grenfell Capital Management Inc. ("Morgan Grenfell") is 885 Third Avenue, 32nd Floor, New York, NY 10022. Morgan Grenfell is an investment adviser registered under the Advisers Act.

    The list required by this item 28 of officers and directors of Morgan Grenfell, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan Grenfell to the Advisers Act (SEC File No. 801-27291).

STANDISH, AYER & WOOD, INC.

    The principal address of Standish, Ayer & Wood, Inc. is One Financial Center, Suite 26, Boston, Massachusetts 02111. Standish, Ayer & Wood, Inc. is an investment adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Standish, Ayer & Wood, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Standish, Ayer & Wood, Inc. to the Advisers Act (SEC File no. 801-584).

    The principal address of Van Kampen American Capital Management, Inc. is One Parkview Plaza, Oakbrook Terrace, IL 60181 is an investment adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Standish, Ayer & Wood, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Van Kampen American Capital Management, Inc. to the Advisers Act (SEC File no. 801-40808).

ITEM 29.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI International Trust                                   August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
CoreFunds, Inc.                                           October 30, 1992
First American Funds, Inc.                                November 1, 1992

First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Marquis Funds-Registered Trademark-                       August 17, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996
FMB Funds, Inc.                                           March 1, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 30, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
TIP Institutional Funds                                   January 1, 1998
Oak Associates Funds                                      February 27, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Mark J. Held                     President & Chief Operating Officer                                --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Edward D. Loughlin               Senior Vice President                                   President and Chief
                                                                                           Executive Officer

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President and
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Kathy Heilig                     Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          Controller and Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Secretary                              Vice President and
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Donald Pepin                     Vice President & Managing Director                                 --

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Wayne M. Withrow                 Vice President & Managing Director                                 --

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           CoreStates Bank, N.A.
           Broad and Chestnut Street
           P.O. Box 7618
           Philadelphia, PA 19101

        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C)
    and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:

           SEI Investments Management Corporation
           Oaks, PA 19456

           Weiss, Peck & Greer L.L.C.
           One New York Plaza
           New York, NY 10004

           Morgan Grenfell Capital Management
           Incorporated
           885 Third Avenue, 32nd Floor
           New York, NY 19102

           Standish, Ayer & Wood, Inc.
           One Financial Center, Suite 26
           Boston, MA 02111

           Van Kampen American Capital Management, Inc.
           One Parkview Plaza
           Oakbrook Terrace, IL 60181

ITEM 31.  MANAGEMENT SERVICES:

    None

ITEM 32.  UNDERTAKINGS:

    Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing reasonably current financial statements that need not be certified, within four to six months from the later of the effective date of the New York Intermediate-Term Municipal Portfolio or, with respect to such Portfolio's the commencement of operations.

    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

    Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Tax Exempt Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to Registration Statement No. 2-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of May, 1998.

                                SEI TAX EXEMPT TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              *
------------------------------  Trustee                        May 12, 1998
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                        May 12, 1998
       William M. Doran

              *
------------------------------  Trustee                        May 12, 1998
       F. Wendell Gooch

              *
------------------------------  Trustee                        May 12, 1998
       Frank E. Morris

              *
------------------------------  Trustee                        May 12, 1998
       Robert A. Nesher

              *
------------------------------  Trustee                        May 12, 1998
       James M. Storey

    /s/ EDWARD D. LAUGHLIN
------------------------------  President & Chief              May 12, 1998
      Edward D. Laughlin          Executive Officer

        /s/ MARK NAGLE
------------------------------  Controller, Chief              May 12, 1998
          Mark Nagle              Financial Officer

*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin,
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

    EXHIBIT
----------------
EX-99.B1a         Registrant's Declaration of Trust is incorporated herein by reference to Post Effective
                    Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 18, 1997.
EX-99.B1b         Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.
EX-99.B1c         Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.
EX-99.B1d         Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.
EX-99.B1e         Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                    Exchange Commission on December 18, 1997.
EX-99.B1f         Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.
EX-99.B1g         Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.
EX-99.B1h         Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                    Exchange Commission on December 18, 1997.

EX-99.B2a         Registrant's By-Laws are incorporated herein by reference to Post Effective Amendment
                    No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B2b         Amended By-Laws are incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on December 18, 1997.

EX-99.B3          Not Applicable.

EX-99.B4          Not Applicable.

EX-99.B5a         Investment Advisory Agreement with Weiss, Peck and Greer Advisers, Inc. is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.

    EXHIBIT
----------------
EX-99.B5b         Investment Advisory Agreement with Bessemer Trust Company as filed with Post Effective
                    Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) as previously filed with the Securities and Exchange Commission.

EX-99.B5c         Investment Advisory Agreement with First National Bank in Wichita (now INTRUST Bank, NA in Wichita) as filed with Post Effective Amendment No. 29 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 28, 1990.

EX-99.B5d         Investment Advisory Agreement with Woodbridge Capital Management, Inc. as filed with
                    Post Effective Amendment No. 35 to Registrant's Registration on Form N-1A (File No.
                    2-76990) as previously filed with the Securities and Exchange Commission.

EX-99.B5e         Investment Advisory Agreement with State Street Bank and Trust Company as filed with
                    Post Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A
                    (File No. 2-76990) as previously filed with the Securities and Exchange Commission.

EX-99.B5f         Schedule E dated August 5, 1992 to Investment Advisory Agreement with Weiss, Peck &
                    Greer Advisers, Inc. as filed with Post Effective Amendment No. 32 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                    Exchange Commission on August 17, 1992 (adding Bainbridge Tax Exempt Portfolio).

EX-99.B5g         Schedule G, dated December 10, 1993, to Investment Advisory Agreement with Weiss, Peck &
                    Greer Advisers, Inc. (adding Intermediate-Term Municipal, California Intermediate-Term
                    Municipal, and New York Intermediate-Term Municipal Portfolios) is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration Statement
                    on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on
                    December 18, 1997.

EX-99.B5h         Schedule H, dated March 8, 1994, to Investment Advisory Agreement with Weiss, Peck &
                    Greer Advisers, Inc. (adding Institutional Tax Free, Pennsylvania Tax Free, California
                    Tax Exempt, Bainbridge and Tax Free Portfolios) is incorporated herein by reference to
                    Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A
                    (File No. 2-76990) filed with the Securities and Exchange Commission on December 18,
                    1997.

EX-99.B5i         Investment Advisory Agreement with Morgan Grenfell Capital Management, Inc., is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                    Exchange Commission on December 18, 1997.

EX-99.B5j         Investment Advisory Agreement with SEI Financial Management Corporation, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.

EX-99.B5k         Investment Sub-Advisory Agreement with Standish, Ayer & Wood, Inc, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration
                    Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange
                    Commission on December 18, 1997.

    EXHIBIT
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
EX-99.B6          Distribution Agreement is incorporated herein by reference to Post Effective Amendment
                    No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B7          Not Applicable.

EX-99.B8          Custodian Agreement is incorporated herein by reference to Post Effective Amendment No.
                    41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B9a         Management Agreement is incorporated herein by reference to Post Effective Amendment No.
                    41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B9b         Schedule E dated August 5, 1992 to Management Agreement as filed with Post Effective
                    Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding
                    Massachusetts Intermediate-Term Municipal Portfolio).

EX-99.B9c         Schedule F dated August 5, 1992 to Management Agreement as filed with Post Effective
                    Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on August 17, 1992 (adding
                    Bainbridge Tax Exempt Portfolio).

EX-99.B9d         Schedule G, dated October 29, 1993, to Management Agreement (adding Pennsylvania Tax
                    Free Portfolio) is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on December 18, 1997.

EX-99.B9e         Schedule H, dated October 29, 1993, to Management Agreement (adding New York
                    Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Post
                    Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                    No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B9f         Schedule I, dated October 29, 1993, to Management Agreement (adding California
                    Intermediate-Term Municipal Portfolio) is incorporated herein by reference to Post
                    Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File
                    No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B9g         Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources, is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration Statement
                    on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on
                    December 18, 1997.

EX-99.B10         Opinion and Consent of Counsel is incorporated herein by reference to Post Effective
                    Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B11         Not Applicable.

EX-99.B12         Not Applicable.

    EXHIBIT
----------------
EX-99.B13         Not Applicable.

EX-99.B14         Not Applicable.

EX-99.B15a        Distribution Plan is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on December 18, 1997.

EX-99.B15b        Distribution Plan for Kansas Tax Free Income Portfolio Class B as filed with Post
                    Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
                    No. 2-76990) filed with the Securities and Exchange Commission on October 9, 1990.

EX-99.B15c        Distribution Plan for Class D shares (formerly ProVantage Funds), is incorporated herein by reference to Post Effective Amendment No. 41 to Registrant's Registration Statement
                    on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on
                    December 18, 1997.

EX-99.B15d        Distribution Plan for Class C shares of California Tax Exempt Portfolio and
                    Institutional Tax Free Portfolio is incorporated herein by reference to Post Effective
                    Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B15e        Amended and Restated Class D Distribution Plan is incorporated herein by reference to
                    Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A
                    (File No. 2-76990) filed with the Securities and Exchange Commission on December 23,
                    1996.

EX-99.B15f        Class G Distribution Plan is incorporated herein by reference to Post-Effective
                    Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 23, 1996.

EX-99.B16         Performance Quotation Computation is incorporated herein by reference to Post Effective
                    Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No.
                    2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.B18a        Rule 18f-3 Plan is incorporated herein by reference to Post Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the
                    Securities and Exchange Commission on October 30, 1995.

EX-99.B18b        Amendment No. 1 to Rule 18f-3 Plan relating to Class A, B, C, D and G shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's
                    Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and
                    Exchange Commission on December 23, 1996.

EX-99.B24         Powers of Attorney for Robert A. Nesher, Mark E. Nagle, William M. Doran, F. Wendell
                    Gooch, James M. Storey, Edward D. Loughlin and George J. Sullivan, Jr., are filed herewith.